Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash outflow for leases	$ 1,892	$ 2,013	$ 2,132
Cash outflow for short-term and low-value leases	246	115	90
Total cash outflow for leases	$ 2,138	$ 2,128	$ 2,222